[GRAPHIC OMITTED]

                               TANAKA GROWTH FUND
                           230 Park Avenue - Suite 960

                               New York, NY 10169
                                 (212) 490-3380

                                                                January 10, 2000

Dear TANAKA Growth Fund Shareholder:

         We would like to welcome all of you as founding investors in the TANAKA Growth Fund during our inaugural year. We have completed a successful launch, and you will see that over time our investment philosophy will remain a constant. We seek long term growth for shareholders and focus on above average growth companies selling at reasonable valuations relative to future growth based on our research. Our research discipline requires that we can see real sales and earnings growth. For validation, we pursue our "kick the tires" research, visiting with management to critically understand a company's growth opportunities, threats and challenges and to assess whether management is honest and conservative or promotional. We perform proprietary "top-down" macro-economic and demographic analysis to help us identify industries that will provide the best risk-adjusted returns. Our holdings reflect a blend of well known large cap companies and small and medium size companies, many of which may be relatively undiscovered by Wall Street.

                                   PERFORMANCE

         For the first year from inception on December 30, 1998 through the end of our fiscal year on November 30, 1999, the TANAKA Growth Fund had outstanding results as shown in the table below.

                               Since Inception On

                                December 30, 1998

                            Through         Through            Twelve Months
                           11/30/99         12/31/99           Ending 12/31/99

TANAKA GROWTH FUND          +30.5%            +60.3%               +57.9%
S&P 500                      14.0%             20.8%                21.1%
Russell 2000                 11.6%             24.2%                21.3%



                               TANAKA GROWTH FUND
                           PERFORMANCE SINCE INCEPTION

                TANAKA Growth Fund -     Russell 2000 -        S&P 500 -
                     $ 13,050               $ 11,159            $ 11,404
   Dec-98              10000.0                10000.0            10000.0
   Feb-99               9470.0                 9540.0            10070.0
   May-99               9928.0                10711.0            10618.0
   Aug-99              10556.0                10485.0            10805.0
   Nov-99              13050.0                11159.0            11404.0


Past performance does not guarantee future results. Investment return and principal value fluctuate in response to the activities of individual companies and general market and economic conditions. As a result, an investor's shares, when redeemed, may be worth more or less than their original cost.




         1999 was a great year for the Fund, not only because we were rewarded for our longstanding emphasis on the enablers and beneficiaries of the "Technology Revolution," but also because we were able to successfully invest in areas that were new to us, telecom and software. Our performance was not a result of huge gains from trading, hot IPO's or ".com" companies. In 1999 we benefited from:

1. Being in the right industries (silicon, software, cellular and specialty pharmaceuticals);

2.   Having  some of the  best  names in those  industries  (Qualcomm,  Business
     Objects,   Three-Five  Systems,   Biovail,   Novellus,   ADC  Telecom,  ASM
     Lithography, Nextel, and Best Software); and

3. The beginning of what will be a significant recovery and upward revaluing of quality small cap stocks after 4 years of underperformance.



                                ECONOMIC OUTLOOK

          In 2000, we expect the economy to continue to percolate with better than expected real GDP growth of 2.5-3.5% and lower than expected inflation of 2-3% powered by better than expected productivity gains of 2-3%. Productivity will continue to be driven by heavy corporate investing in technology and new product development. Productivity gains from the Digital Revolution are what is extending the demographically-fueled "Once-A-Generation Super Bull Market" into extra innings. The by-product is higher real interest rates because the returns on capital investments vastly exceed the cost of borrowing.


                              INVESTMENT STRATEGIES

          After a favorable period, the natural tendency is to cash in your chips and call it a day. While you shouldn't be surprised if we trim some of our big winners, you can expect us to hold others. We believe that the Technology Revolution is proceeding in earnest, and that for semiconductor and semiconductor equipment companies, it's still early in the cycle. The software stocks we bought for a post Y2K recovery have rebounded, and we expect that they will soon get a second wind from "Business-to Business" investments in the Internet. Telecom "convergence" (voice, video and data through the same pipe) has just begun to be deployed and you can expect us to identify new rapid growth opportunities in wireless, telecom services, cable and even information or media "content."

          We are researching the biotech area. While the group has appreciated, there may be some excellent long term opportunities. We continue to look for the "enablers and beneficiaries" of the Technology Revolution and believe we will be well rewarded for investing in very rapid growers in an environment where investors continue to worry about the end of the cycle.

          Particularly after living through the Asia Crisis and Credit Squeeze, we are always watchful of what might cause more than a normal 5-10% correction. We are past Y2K, and with 3rd World economies beginning to recover, we don't currently see any economic events that will put an end to this productivity-fueled expansion. While Internet valuations are excessive, many quality small, medium and even some large cap rapid growers appear attractive in a market that we believe will pay even more for better than expected long term earnings growth.

         Thank you for your trust and confidence.

                                                   Sincerely yours,


                                                   Graham Y. Tanaka, CFA

TANAKA Growth Fund
Schedule of Investments - November 30, 1999

Common Stocks - 84.6%                       Shares               Value

Accident & Health Insurance - 2.9%
AFLAC Inc.                                      905              $ 43,327
                                                              ------------
                                                              ------------

Computers & Office Equipment - 1.5%
International Business Machines, Inc.           215                22,158
                                                              ------------
                                                              ------------

Crude Petroleum & Natural Gas - 0.6%
Anadarko Petroleum, Inc.                        325                 9,791
                                                              ------------
                                                              ------------

Federal Sponsored Credit - 2.1%
Federal National Mortgages                      460                30,648
                                                              ------------
                                                              ------------

Industrial Machinery & Equipment - 2.4%
Deswell Industries, Inc.                      2,135                36,295
                                                              ------------
                                                              ------------

Oil and Gas Field Exploration Services - 0.7%
Seitel, Inc.                                  1,570                10,597
                                                              ------------
                                                              ------------

Pharmaceutical Preparations - 15.3%
Biovail Corp International                      825                57,389
K-V Pharmaceutical, Inc. - Class A (a)        5,415               104,914
Pfizer, Inc.                                    635                22,979
Schering-Plough, Inc.                           840                42,945
                                                              ------------
                                                              ------------
                                                                  228,227
                                                              ------------
                                                              ------------

Radio $ TV Broadcasting & Communication Equip. - 5.8%
QUALCOMM, Inc.  (a)                             238                86,230
                                                              ------------
                                                              ------------

Radio Telephone Communications - 3.0%
NEXTEL Communications - Class A  (a)            450                44,606
                                                              ------------
                                                              ------------

Retail-lumber & Other Building Materials Dealers - 2.9%
Home Depot, Inc.                                550                43,484
                                                              ------------
                                                              ------------

Search, Detection, Navigation, Guidance Sys. - 2.0%
FLIR Systems, Inc.                            1,950                29,738
                                                              ------------
                                                              ------------

Security Brokers, Dealers & Flotation Companies - 2.3%
MFC Bancorp Ltd. (a)                          3,775                33,975
                                                              ------------
                                                              ------------

Semiconductors & Related Devices - 12.0%
Intel Corp.                                   1,500               115,032
Three-Five Systems, Inc. (a)                  1,530                65,025
                                                              ------------
                                                              ------------
                                                                  180,057
                                                              ------------
                                                              ------------
TANAKA Growth Fund
Schedule of Investments - November 30, 1999 - continued

Common Stocks - continued                   Shares               Value

Services-Computer Integrated Systems Design - 1.5%
General Electric, Inc.                          170              $ 22,100
                                                              ------------
                                                              ------------

Services-Computer Programming Services - 2.5%
AMDOCS Ltd. (a)                               1,070                37,651
                                                              ------------
                                                              ------------

Services-Engineering, Accounting, Research, Mgmt. - 0.8%
NFO Worldwide, Inc. (a)                         900                11,756
                                                              ------------
                                                              ------------

Services-Prepackaged Software - 7.5%
Best Software  (a)                            1,240                32,240
Business Objects, Inc. (a) (c)                  905                80,093
                                                              ------------
                                                              ------------
                                                                  112,333
                                                              ------------
                                                              ------------

Special Industry Machinery - 11.7%
Novellus Systems, Inc.  (a)                   1,735               142,487
ASM Lithography Holdings NV (a) (c)             345                32,301
                                                              ------------
                                                              ------------
                                                                  174,788
                                                              ------------
                                                              ------------

Telephone & Telegraph Apparatus - 3.1%
ADC Telecommunications, Inc. (a)                445                23,724
Research in Motion (a)                          440                22,550
                                                              ------------
                                                              ------------
                                                                   46,274
                                                              ------------
                                                              ------------

Wholesale-Paper & Paper Products - 4.0%
Staples, Inc. (a)                             2,570                60,395
                                                              ------------
                                                              ------------

TOTAL  COMMON  STOCKS  (Cost $1,033,967)                        1,264,430
                                                              ------------
                                                              ------------

                                               Principal
                                                 Amount         Value
Money Market Securities - 30.8%
Firstar Treasury Fund, 4.70% (b) (Cost $460,396)  $460,396       460,396
                                                              ------------
                                                              ------------

TOTAL INVESTMENTS - 115.4% (Cost $1,494,363)                    1,724,826
                                                              ------------
                                                              ------------
Other Assets Less Liabilities - (15.4)%                          (229,923)
                                                              ------------
                                                              ============
TOTAL NET ASSETS - 100.0%                                     $ 1,494,903
                                                              ============
                                                              ============

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at November 30, 1999
(c) American Depository Receipt

TANAKA Growth Fund                                        November 30, 1999
Statement of Assets & Liabilities

Assets
Investment in securities (cost $1,494,363)                 $ 1,724,826
Cash                                                            99,985
Receivable for fund shares sold                                  1,000
Receivable for securities sold                                   2,004
Dividends receivable                                               630
Interest receivable                                                143
Receivable from Advisor for reimbursable expenses               12,347
                                                          -------------
   Total assets                                              1,840,935

Liabilities
Accrued investment advisory fee payable            $ 795
Payable for securities purchased                 330,940
Accrued expenses                                  14,297
                                             ------------

   Total liabilities                                           346,032
                                                          -------------

Net Assets                                                 $ 1,494,903
                                                          =============

Net Assets consist of:
Paid in capital                                            $ 1,264,440
Net unrealized appreciation on investments                     230,463
                                                          -------------

Net Assets, for 114,579 shares                             $ 1,494,903
                                                          =============

Net Asset Value

Class R:
Net Assets
Offering price and redemption price per share
       ($1,494,903/114,579)                                $     13.05
                                                          =============

TANAKA Growth Fund
Statement of Operations for the period December 30, 1998
   (Commencement of Operations) to November 30, 1999

Investment Income
Dividend income                                                 $ 3,944
Interest income                                                   1,884
                                                              ----------
Total Income                                                      5,828


Expenses
Investment advisory fee                              $ 6,159
Administration fees                                   27,500
Transfer agent fees                                   15,000
Fund Accounting Fees                                  13,750
Audit fees                                             8,740
Legal fees                                             6,297
Custodian fees                                         3,952
Pricing and out of pocket expenses                     3,390
Registration fees                                        450
Shareholder reports                                      261
                                                -------------
Total expenses before reimbursement                   85,499
Reimbursed expenses                                  (74,738)
                                                -------------
Total operating expenses                                         10,761
                                                              ----------
Net Investment Income (Loss)                                     (4,933)
                                                              ----------

Realized & Unrealized Gain (Loss)
Net realized gain on investment securities             4,664
Change in net unrealized appreciation (depreciation)
   on investment securities                          230,463
                                                -------------
Net gain on investment securities                               235,127
                                                              ----------
                                                              ==========
Net increase in net assets resulting from operations          $ 230,194
                                                              ==========

TANAKA Growth Fund
Statement of Changes in Net Assets for the period December 30, 1998
   (Commencement of Operations) to November 30, 1999




Increase (Decrease) in Net Assets
Operations
   Net investment income (loss)                          $ (4,933)
   Net realized gain on investment securities               4,664
   Change in net unrealized appreciation (depreciation)   230,463
                                                       -----------
                                                       -----------
   Net increase in net assets resulting from operations   230,194
                                                       -----------
Share Transactions - Class R
   Net proceeds from sale of shares                     1,275,976
   Shares redeemed                                        (11,267)
                                                       -----------
Net increase in net assets resulting
   from share transactions                              1,264,709
                                                       -----------
                                                       -----------
   Total increase in net assets                         1,494,903
                                                       -----------

Net Assets
   Beginning of period                                          -
                                                       -----------
   End of period [including accumulated undistributed net
      investment income of $0]                         $ 1,494,903
                                                       ===========

TANAKA Growth Fund - Class R
Financial Highlights for the period December 30, 1998
   (Commencement of Operations) to November 30, 1999




Selected Per Share Data
Net asset value, beginning of period             $ 10.00
                                                ----------
Income from investment operations
   Net investment income                           (0.08)
   Net realized and unrealized gain (loss)          3.13
                                                ----------
                                                ----------
Total from investment operations                    3.05
                                                ----------

Net asset value, end of period                   $ 13.05
                                                ==========

Total Return (b)                                   30.50%

Ratios and Supplemental Data
Net assets, end of period (000)                    $1,495
Ratio of expenses to average net assets             1.75%  (a)
Ratio of expenses to average net assets
   before reimbursement                            13.89%  (a)
Ratio of net investment income (loss) to
   average net assets                             (0.80)%  (a)
Ratio of net investment income (loss) to
   average net assets before reimburse           (12.94)%  (a)
Portfolio turnover rate                            53.45%  (a)

(a)  Annualized
(b)  For periods of less than a full year, total returns are not annualized.

                               TANAKA GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS

                                NOVEMBER 30, 1999

NOTE 1.  ORGANIZATION

     TANAKA Growth Fund (the AFund@) is organized as a series of TANAKA Funds, Inc., a Maryland corporation (the ACompany@); the Fund commenced operations on December 30, 1998. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund=s investment objective is to provide growth of capital. The Company is authorized to issue up to 250,000,000 shares of common stock, par value $0.01 per share, of which it currently has allocated 150,000,000 shares to the Fund. The Board of Directors (the ABoard@) have authorized that shares of the Fund may be offered in three classes: Class A, Class B and Class R; only Class R shares of the Fund were outstanding as of November 30, 1999.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

   In valuing the Fund's assets, portfolio securities, including American Depositary Receipts ("ADRs") and American Depositary Shares ("ADSs"), which are traded on the Exchange, will be valued at the last sale price prior to the close of regular trading on the Exchange, unless there are indications of substantially different valuations. Lacking any sales, the security will be valued at the last bid price prior to the close of regular trading on the Exchange. ADRs and ADSs for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated in accordance with procedures approved by the Board of Directors of the Fund as the primary market. Securities will be valued using quotations on the exchange and lacking any sales, securities will be valued at the last reported bid price prior to the Fund's valuation time, unless the Fund is aware of a material change in the value prior to the time it values its securities.

Unlisted securities which are quoted on the National Market System of the National Association of Securities Dealers, Inc. (the "NASD"), for which there have been sales of such securities, shall be valued at the last sale price reported on such system. If there are no such sales, the value shall be the high or "inside" bid, which is the bid supplied by the NASD on its NASDAQ Screen for such securities in the over-the-counter market. The value of such securities quoted on the NASDAQ System, but not listed on the NASD's National Market System, shall be valued at the high or "inside" bid. Unlisted securities which are not quoted on the NASDAQ System and for which the over-the-counter market quotations are readily available will be valued at the current bid prices for

       TANAKA GROWTH FUND NOTES TO FINANCIAL STATEMENTS

                             NOVEMBER 30 B CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES B CONTINUED

such securities in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) may be valued at their fair value as determined in good faith by the Board of Directors.

     The value of a security traded or dealt in upon an exchange may be valued at what the Company's pricing agent determines is fair market value on the basis of all available information, including the last determined value, if there was no sale on a given day and the pricing agent determines that the last bid does not represent the value of the security, or if such information is not available. For example, the pricing agent may determine that the price of a security listed on a foreign stock exchange that was fixed by reason of a limit on the daily price change does not represent the fair market value of the security. Similarly, the value of a security not traded or dealt in upon an exchange may be valued at what the pricing agent determines is fair market value if the pricing agent determines that the last sale does not represent the value of the security, provided that such amount is not higher than the current bid price.

   Notwithstanding the foregoing, money market investments with a remaining maturity of less than 60 days shall be valued by the amortized cost method described below; debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Fund, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques and are representative of market values at the close of the Exchange.

   The value of an illiquid security which is subject to legal or contractual delays in or restrictions on resale by the Fund shall be the fair value thereof as determined in accordance with procedures established by the Fund's Board, on the basis of such relevant factors as the following: the cost of such security to the Fund, the market price of unrestricted securities of the same class at the time of purchase and subsequent changes in such market price, potential expiration or release of the restrictions affecting such security, the existence of any registration rights, the fact that the Fund may have to bear part or all of the expense of registering such security, and any potential sale of such security to another investor. The value of other property owned by the Fund shall be determined in a manner, which, in the discretion of the pricing agent of the Fund, most fairly reflects fair market value of the property on such date.

FEDERAL INCOME TAXES- The Fund intends to qualify each year as a Aregulated investment company@ under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.


                                            TANAKA GROWTH FUND
                                      NOTES TO FINANCIAL STATEMENTS

                                         NOVEMBER 30 B CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES B CONTINUED

DIVIDENDS AND DISTRIBUTIONS- The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

OTHER- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Tanaka Capital Management, Inc. (the AAdvisor@) to manage the Fund=s investments. The Advisor was organized as a Delaware corporation in 1986. Graham Y. Tanaka, portfolio manager and President of the Advisor, is primarily responsible for the day-to-day management of the Fund=s portfolio.

     Under the terms of the management agreement, (the AAgreement@), the Advisor manages the Fund=s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the period from December 30, 1998 (commencement of operations) through November 30, 1999, the Advisor received a fee of $6,159 from the Fund. The Advisor has voluntarily agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.75% of the average net assets of the Fund attributable to Class R shares until November 30, 1999. For the period December 30, 1998 (commencement of operations) through November 30, 1999, the Advisor reimbursed expenses of $74,738. Effective December 1, 1999 and until April 1, 2001, the Advisor has additionally agreed to limit the total expenses of the Fund (excluding brokerage fees and commissions, borrowing costs, taxes, and extraordinary expenses) to an annual rate of 1.75% of the average net assets of the Fund attributable to the class A shares, 2.50% of such assets attributable to the class B shares, and 1.75% of such assets attributable to class R shares.

     The Fund retains AmeriPrime Financial Services, Inc. (the AAdministrator@) to manage the Fund=s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period from December 30, 1998 (commencement of operations) to November 30, 1999, the Administrator received fees of $27,500 from the Advisor for administrative services provided to the Fund.

                               TANAKA GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS

                             NOVEMBER 30 B CONTINUED

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES B CONTINUED

The Fund retains AmeriPrime Financial Securities, Inc. (Athe Distributor@) to act as the principal distributor of the Fund=s shares. There were no payments made to the Distributor from December 30, 1998 (commencement of operations) to November 30, 1999.


NOTE 4.  SHARE TRANSACTIONS

     As of November 30, 1999, there were 150,000,000 authorized shares for the Fund. Paid in capital at November 30, 1999 was $1,264,440.

     Transactions in shares of Class R were as follows:

----------------------------------------------------------------------------------------------
 For the period December 30, 1998 (Commencement of Operations) to November 30, 1999

----------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                                      Shares                    Dollars

-------------------------------------------------------------------------------------------------
Shares sold                                          115,607                   $1,275,976
-------------------------------------------------------------------------------------------------
Shares  redeemed

                                                     (1,028)                    (11,267)
-------------------------------------------------------------------------------------------------
                                                     114,579                   $1,264,709
                                                      ======                    =======
-------------------------------------------------------------------------------------------------


NOTE 5.  INVESTMENTS

For the period from December 30, 1998 (commencement of operations) through November 30, 1999, purchases and sales of investment securities, other than short-term investments, aggregated $1,312,814 and $283,511, respectively. As of November 30, 1999, the gross unrealized appreciation for all securities totaled $262,721 and the gross unrealized depreciation for all securities totaled $32,258 for a net unrealized appreciation of $230,463. The aggregate cost of securities for federal income tax purposes at November 30, 1999 was $1,494,363.






                               TANAKA GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                          NOVEMBER 30, 1999 B CONTINUED

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 1999, no shareholders held over 25% of the voting securities of the Fund.

NOTE 8. RECLASSIFICATIONS

In accordance with SOP 93-2, the fund has recorded a reclassification in the capital accounts. As of November 30, 1999 the fund recorded permanent book/tax differences of $4,664 from undistributed net investment income to accumulated undistributed net realized gains and $269 from undistributed net investment income to paid in capital. This reclassification has no impact on the net asset value of the fund and is designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders.

 .

                                           INDEPENDENT AUDITOR'S REPORT

To The Shareholders and
Board of Trustees
TANAKA Growth Fund

We have audited the accompanying statement of assets and liabilities of the TANAKA Growth Fund, including the schedule of portfolio investments, as of November 30, 1999, and the related statement of operations, statement of changes in net assets and financial highlights for the period from December 30, 1998 (commencement of operations) to November 30, 1999 in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of November 30, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the TANAKA Growth Fund as of November 30, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the period from December 30, 1998 (commencement of operations) to November 30, 1999 in the period then ended, in conformity with generally accepted accounting principles.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145

December 16, 1999